Other Payables And Accruals - Summary of detailed information about contract liabilities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Beginning Value	$ 55,111,818	$ 0
Deferred revenue received during the year	127,418,656	58,344,702
Revenue recognized during the year	(70,556,311)	(3,232,884)
Ending value	$ 111,974,163	$ 55,111,818